Schedule of Investments
October 31, 2023 (unaudited)
Ranger Small Cap Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 95.43%

Apparel Retailers - 2.19%
Boot Barn Holdings, Inc. (2)	8,400	583,800

Automotive Retailers - 0.96%
America's Car-Mart, Inc. (2)	3,790	253,854

Banks - 5.14%
Home Bancshares, Inc.	29,967	612,825
Triumph Financial, Inc. (2)	7,266	452,309
Cadence Bank	14,500	307,110

		1,372,244

Biotechnology - 4.87%
Medpace Holdings, Inc. (2)	3,018	732,378
ANI Pharmaceuticals, Inc. (2)	6,140	379,084
Avid Bioservices, Inc. (2)	31,196	191,855

		1,303,317

Building Materials: Other - 3.09%
TopBuild Corp. (2)	1,915	438,075
The AZEK Co., Inc. Class A (2)	14,804	387,865

		825,940

Computer Services - 7.50%
Qualys, Inc. (2)	6,330	968,173
Workiva, Inc. Class A (2)	8,610	749,845
Endava PLC Class A ADR (United Kingdom) (2)	5,717	286,765

		2,004,783

Cosmetics - 1.89%
e.l.f. Beauty, Inc. (2)	5,452	505,019

Defense - 0.99%
Mercury Systems, Inc. (2)	73,855	265,712

Electronic Equipment: Control and Filter - 0.66%
NAPCO Security Technologies, Inc.	9,610	176,536

Electronic Equipment: Gauges and Meters - 1.46%
Mesa Laboratories, Inc.	4,174	391,646

Food Products - 1.02%
Sovos Brands, Inc. (2)	12,610	273,763

Food Retailers and Wholesalers - 3.20%
Grocery Outlet Holding Corp. (2)	30,967	856,857

Footware - 1.17%
Steven Madden, Ltd.	9,570	313,800

Gas Distribution - 1.87%
Excelerate Energy, Inc. Class A	35,130	499,549

Gas, Water and Multi-Utilities- 1.06%
Aris Water Solutions, Inc. Class A	33,802	282,247

Health Care Services - 1.48%
Amedisys, Inc. (2)	4,330	396,152

Health Information Systems - 0.13%
Certara, Inc. (2)	2,947	35,924

Home Construction - 1.29%
Skyline Champion Corp. (2)	5,886	345,096

Home Improvement Retailers - 2.13%
SiteOne Landscape Supply, Inc. (2)	4,140	570,368

Medical Equipment - 4.73%
LeMaitre Vascular, Inc.	15,511	753,524
Repligen Corp. (2)	3,795	510,655

		1,264,179

Medical Supplies - 3.29%
Conmed Corp.	7,340	715,356
Neogen Corp. (2)	11,028	164,207

		879,563

Men's & Boys' Furnishing, Work Clothing, & Allied Garments - 0.78%
Oxford Industries, Inc.	2,485	209,734

Motor Vehicles & Passenger Car Bodies - 1.08%
Federal Signal Corp.	4,991	289,678

Oil: Crude Producers - 3.49%
Earthstone Energy, Inc. Class A (2)	44,065	932,856

Oil & Gas E&P- 4.46%
Permian Resources Corp. Class A	81,853	1,192,598

Oil & Gas Field Services, Nec - 0.93%
Dril-Quip, Inc. (2)	11,477	248,592

Perfumes, Cosmetics & Other Toilet Preparations- 1.24%
Coty, Inc. Class A (2)	35,423	331,914

Professional Business Support Services - 3.03%
WNS Holdings, Ltd. ADR (India) (2)	14,893	808,988

Restaurants and Bars - 3.41%
Texas Roadhouse, Inc.	8,990	912,845

Semiconductors - 0.83%
Silicon Laboratories, Inc. (2)	2,405	221,693

Services - Home Health Care Services - 3.46%
Chemed Corp.	1,060	596,409
Option Care Health, Inc. (2)	11,810	327,491

		923,900

Services - Membership Sports & Recreation Clubs - 1.80%
OneSpaWorld Holdings Ltd. (Bahamas) (2)	46,050	482,604

Services - Miscellaneous Equipment Rental and Leasing - 1.02%
WillScot Mobile Mini Holdings Corp. (2)	6,950	273,899

Services Prepackaged Software - 1.27%
Guidewire Software, Inc. (2)	3,758	338,709

Software - 9.39%
AppFolio, Inc. Class A (2)	3,181	596,660
Simulations Plus, Inc.	16,538	583,295
Pegasystems, Inc.	10,566	451,591
DoubleVerify Holdings, Inc. (2)	15,710	437,209
Model N, Inc. (2)	13,246	319,229
PDF Solutions, Inc. (2)	4,610	122,303

		2,510,287

Specialty Chemicals - 0.82%
Quaker Chemical Corp.	1,520	218,454

Transaction Processing Services - 2.08%
Repay Holdings Corp. Class A (2)	51,740	309,923
i3 Verticals, Inc. Class A (2)	13,138	246,337

		556,260

Trucking - 2.05%
SAIA, Inc. (2)	1,530	548,490

Waste and Disposal Services - 2.70%
Casella Waste Systems, Inc. Class A (2)	9,580	722,811

Wholesale-Machinery, Equipment & Supplies- 1.47%
AerSale Corp. (2)	25,750	393,717

Total Common Stocks	(Cost $ 27,740,557)	25,518,378

Short-Term Investment - 4.48%

First American Government Obligation Fund - Class Z 5.236% (3)	1,197,060	1,197,060

Total Short-Term Investment	(Cost $ 1,197,060)	1,197,060

Total Investments - 99.91%	(Cost $ 28,937,617)	26,715,438

Other Assets Less Liabilities (0.09%)		23,620

Total Net Assets - 100.00%		26,739,058

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2023 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$26,715,438	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$26,715,438	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) The yield shown represents the 7-day yield in effect at October 31, 2023.